Warrants (Details 1) - Warrant [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Summary of assumptions used to estimate fair value of stock warrants granted
Expected dividend yield	0.00%	0.00%
Expected volatility	29.29%
Risk-free interest rate	0.36%
Expected life of warrants	5 years
Minimum [Member]
Summary of assumptions used to estimate fair value of stock warrants granted
Expected volatility		32.00%
Risk-free interest rate		1.38%
Expected life of warrants		2 years 3 months 8 days
Maximum [Member]
Summary of assumptions used to estimate fair value of stock warrants granted
Expected volatility		33.00%
Risk-free interest rate		1.82%
Expected life of warrants		3 years